S000010795 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	305 Months Ended	315 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%		13.10%
Columbia Select Large Cap Equity Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		24.26%	14.81%		13.20%
Performance Inception Date	Oct. 02, 2024
Columbia Select Large Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		16.78%	13.18%		12.25%
Performance Inception Date							Aug. 02, 1999
Columbia Select Large Cap Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.17%	11.43%		10.46%
Performance Inception Date							Aug. 02, 1999
Columbia Select Large Cap Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	10.09%		9.49%
Performance Inception Date							Aug. 02, 1999
Columbia Select Large Cap Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		21.94%	13.67%		12.06%
Performance Inception Date							Aug. 02, 1999
Columbia Select Large Cap Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		24.22%	14.81%		13.19%
Performance Inception Date								Oct. 02, 1998
Columbia Select Large Cap Equity Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		24.33%	14.90%		13.28%
Performance Inception Date						Nov. 08, 2012
Columbia Select Large Cap Equity Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		24.36%	14.94%		13.30%
Performance Inception Date				Mar. 01, 2017